SCHEDULE OF INTANGIBLE ASSETS (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Website development costs	$ 183,317	$ 178,918	$ 189,956
Less: accumulated amortization	(81,564)	(47,342)
Intangible assets	$ 101,753	$ 131,576	$ 189,956